Equity Compensation	9 Months Ended
Sep. 30, 2011
Equity Compensation

9. Equity Compensation

On February 25, 2011 the Company’s Board of Directors adopted, and the Company’s stockholders approved the Preferred Apartment Communities, Inc. 2011 Stock Incentive Plan (the “2011 Plan”), to incentivize, compensate and retain eligible employees, consultants, and non-employee directors. A maximum of 567,500 shares of Common Stock may be issued under the 2011 Plan. Awards may be made in the form of issuances of Common Stock, restricted stock, stock appreciation rights (“SARs”), performance shares, incentive stock options, non-qualified stock options, or other forms. Eligibility for receipt of, amounts, and all terms governing awards pursuant to the 2011 Plan, such as vesting periods and voting and dividend rights on unvested awards, are determined by the Compensation Committee of the Company’s Board of Directors.

Restricted Stock Grant

On April 5, 2011, the Company granted a total of 26,000 shares of restricted stock to its non-employee board members, in payment of their annual retainer fees. The Company generally recognizes the fair value per share for restricted stock grants as the closing price on the grant date. The fair value per share was deemed to be $10.00 per share (the IPO offering price) by Board resolution. Compensation cost in the amount of $260,000 will be recognized on a straight-line basis over the period ending on the first anniversary of the grant date.

For the three-month and nine-month periods ended September 30, 2011, stock compensation expense for these grants was $65,534 and $127,507 respectively, and is included in other income and expense on the consolidated statement of operations. Unrecognized compensation expense for this restricted stock grant was $132,493 and all 26,000 unvested shares were outstanding at September 30, 2011.

Directors’ Stock Grants

On May 5, 2011, the Company granted 1,872 shares of Common Stock to its non-employee board members, in payment of their meeting fees. The per-share fair value of this immediate-vesting award was $9.62 and the total compensation cost of $18,009 was recorded in full at that date.

On August 4, 2011, the Company granted 1,500 shares of Common Stock to its non-employee board members, in payment of their meeting fees. The per-share fair value of this immediate-vesting award was $7.99 and the total compensation cost of $11,985 was recorded in full at that date.

Warrant

On March 31, 2011, as partial compensation for services rendered for the IPO, the Company issued to International Assets Advisory, LLC (“IAA”) a warrant to purchase up to 150,000 shares of the Company’s Common Stock. The exercise price is $12.50 per share, which is 125% of the gross IPO price of $10.00 per share. The warrant became exercisable as of September 28, 2011 and expires on March 31, 2015.

The Company calculated the per-share fair value of the warrant using the Black-Scholes method. The underlying valuation assumptions were:

Dividend yield	5.0%
Expected volatility	62.69%
Risk-free interest rate	1.765%
Expected option term (years)	4

The expected dividend yield assumption was derived from the Company’s gross IPO price per share and its projected future quarterly dividend payments of $0.125 per share. On May 5, 2011, the Company declared a dividend of $0.125 per share payable to shareholders of record as of June 30, 2011.

Since the Company has a limited amount of operating history in the public equity market, the expected volatility assumption was derived from the observed historical volatility of the Common Stock prices of a select group of peer companies within the REIT industry that most closely approximate the Company’s size, capitalization, leverage, line of business and geographic focus markets.

The risk-free rate assumption was obtained from the treasury constant maturities nominal yield table obtained from the Federal Reserve, interpolated between the three-year and five-year yield percentages on U. S. Treasury securities on March 31, 2011.

The expected term assumption of 4 years is equal to the contractual term of the instrument. The fair value of the warrant was calculated to be $462,330 ($3.08 per share) and, since all service conditions had been met as of the date of issuance, was recorded in full at March 31, 2011 as an increase in the deferred offering costs on the consolidated balance sheet and an increase in additional paid-in capital. Subsequent to the closing of the IPO, these deferred offering costs were removed from the consolidated balance sheet and charged against stockholders’ equity.

The warrant is exercisable, at IAA’s option, in whole or in part, by either payment of the aggregate exercise price for the number of shares exercised, plus applicable transfer taxes, or by a cashless net share settlement. Upon exercise of the warrant, shares of Common Stock will be issued from authorized but unissued Common Stock.